Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Schedule of Stock Option Activity

A summary of the status of the outstanding stock options as of December 31, 2016, 2015 and 2014, and changes during the years ending on those dates is presented below:

	2016		2015		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	142,524	$18.07	109,816	$18.13	83,930	$18.50
Granted	-	-	35,800	17.80	33,525	17.72
Exercised	-	-	(3,092)	17.22	-	-
Forfeited	(3,369)	22.36	-	-	(7,639)	20.44
Outstanding at end of year	139,155	$17.97	142,524	$18.07	109,816	$18.13

Options exercisable at year-end	97,584		70,920		51,396
Weighted-average fair value of
of options granted
during the year				$1.90		$1.96
Intrinsic value of options
exercised during the year				$866		$-
Intrinsic value of options
outstanding and exercisable at
December 31, 2016		$20,017

Schedule of Stock Option Information by Grant Date

The following table summarizes characteristics of stock options as of December 31, 2016:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/16/2007	20.05	4,425	0.79	4,425
10/21/2008	21.10	6,100	1.80	6,100
10/20/2009	17.22	6,605	2.80	6,605
9/20/2011	17.75	13,850	4.72	13,850
3/20/2012	18.00	17,050	5.22	15,950
2/19/2013	17.65	21,800	6.14	18,160
2/18/2014	17.72	33,525	7.13	21,225
2/17/2015	17.80	35,800	8.13	11,269
		139,155		97,584

JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2016 and December 31, 2015 (in thousands). Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $179,000 and $250,000, at December 31, 2016 and 2015, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2016	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$102	$-	$102	$-
Corporate bonds and notes	3,501	-	3,501	-
Mutual funds
Value funds	3,066	3,066	-	-
Blend funds	3,411	3,411	-	-
Growth funds	2,590	2,590	-	-
Money market funds	991	991	-	-
	$13,661	$10,058	$3,603	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$325	$-	$325	$-
Corporate bonds and notes	4,156	-	4,156	-
Mutual funds
Value funds	1,878	1,878	-	-
Blend funds	1,433	1,433	-	-
Growth funds	1,500	1,500	-	-
Money market funds	172	172	-	-
	$9,464	$4,983	$4,481	$-

Schedule of Net Funded Status

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2016	2015
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,863	$11,473
Assumption of liability from FNB Plan	5,061	-
Interest cost	666	450
Change in assumptions	305	(623)
Actuarial loss	114	37
Benefits paid	(677)	(474)
PBO at end of year	$16,332	$10,863

Change in plan assets
Fair value of plan assets at beginning of year	$9,713	$10,130
Transfer of FNB Plan assets	3,903	-
Actual return on plan assets, net of expenses	901	57
Benefits paid	(677)	(474)
Fair value of plan assets at end of year	$13,840	$9,713

Funded status, included in other (liabilities) assets	$(2,492)	$(1,150)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,550)	$(3,483)

Accumulated benefit obligation	$16,332	$10,863

Components of Net Periodic Pension Cost

Pension expense for the JVB Plan included the following components for the years ended December 31 (in thousands):

	2016	2015	2014

Interest cost on projected benefit obligation	$666	$450	$426
Expected return on plan assets	(795)	(592)	(518)
Recognized net actuarial loss	248	242	40
Net periodic benefit cost	119	100	(52)

Net loss (gain)	173	(52)	2,441
Amortization of net loss	(248)	(242)	(40)
Net amortization (accretion)	-	-	-
Total recognized in other comprehensive loss (income)	$(75)	$(294)	$2,401

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$44	$(194)	$2,349

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

	2016	2015	2014
Discount rate	4.00%	4.25%	4.00%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2016	2015	2014
Discount rate	4.25%	4.00%	4.75%
Expected long-term return on plan assets	6.00	6.00	5.25
Rate of compensation increase	N/A	N/A	N/A

Schedule of Expected Benefit Payments	Future expected benefit payments (in thousands):

	2017	2018	2019	2020	2021	2022-2026

Estimated future benefit payments	$671	$712	$797	$813	$827	$4,338

FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the FNB Plan’s assets at fair value as of December 31, 2015 (in thousands).

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds
Aggressive growth funds	$1,003	$1,003	$-	$-
Growth funds	589	589	-	-
Growth and income funds	1,433	1,433	-	-
Income	878	878	-	-
	$3,903	$3,903	$-	$-

Schedule of Net Funded Status

The measurement date for the FNB Plan was December 31. Information pertaining to the activity in the defined benefit plan in 2015 is as follows (in thousands):

2015
Change in projected benefit obligation (PBO)
PBO at December 1, 2015	$5,249
Service cost	3
Interest cost	18
Change in assumptions	(87)
Curtailment gain ($108) net of actuarial loss $2	(106)
Benefits paid	(16)
PBO at end of year	$5,061

Change in plan assets
Fair value of plan assets at December 1, 2015	$4,001
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	$3,903

Funded status, included in other (liabilities) assets	$(1,158)

Accumulated benefit obligation	$5,061

Components of Net Periodic Pension Cost

Pension expense for the FNB Plan included the following components for the year ended December 31 (in thousands):

2015
Service cost during the year	$3
Interest cost on projected benefit obligation	18
Expected return on plan assets	(23)
Net periodic benefit gain	(2)

Total recognized in net periodic benefit cost and other
comprehensive income	$(2)

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

2015
Discount rate	4.25%
Rate of compensation increase	N/A

Assumptions used to determine the net periodic benefit cost were:

2015
Discount rate	4.00%
Expected long-term return on plan assets	6.00
Rate of compensation increase	N/A